Stockholders’ Equity - Schedule of Warrants Outstanding and Warrants Exercisable (Details) - Warrant Activities [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders’ Equity - Schedule of Warrants Outstanding and Warrants Exercisable (Details) [Line Items]
Warrants Outstanding, Weighted Average Exercise Price	$ 0.27	$ 0.4
Warrants Outstanding, Number Outstanding	34,186,403	26,205,856
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 6 months 3 days	3 years 7 months 20 days
Warrants Exercisable, Weighted Average Exercise Price	$ 0.27	$ 0.4
Warrants Exercisable, Number Exercisable	34,186,403	26,206,856
Warrants Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 6 months 3 days	3 years 7 months 20 days